Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operating Segments

The Group’s CODM is the CEO of the Company.

	Six months ended June 30, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$840	$840
Total	-	840	840

Segment loss (gain)	3,040	487	3,527
Company’s share of losses of company accounted for at equity, net			208
Loss on impairment of intangible asset			-
Finance expense (income), net			(51)
Tax expense (income)			(5)

Loss			3,679

	Six months ended June 30, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,972	$1,972
Total	-	1,972	1,972

Segment loss (gain)	2,772	195	2,967
Company’s share of losses of company accounted for at equity, net			99
Loss on impairment of intangible asset			-
Finance expense (income), net			(147)
Tax expense			13

Loss			2,932
	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Segment loss (gain)	5,359	414	5,773
Company’s share of losses of company accounted for at equity, net			210
Loss on impairment of intangible asset			1,042
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883

	As of June 30, 2024
	Drug Development	Online Sales	Total

Segment Assets	$6,834	$3,648	$10,482
Segment Liabilities	$1,742	$84	$1,826

	As of June 30, 2023
	Drug Development	Online Sales	Total

Segment Assets	$4,290	$5,602	$9,892
Segment Liabilities	$2,741	$373	$3,114

	As of December 31, 2023
	Drug Development	Online Sales	Total

Segment Assets	$7,069	$4,113	$11,182
Segment Liabilities	$1,441	$154	$1,595

The Group’s CODM is the CEO of the Company.

	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Segment loss (gain)	5,359	414	5,773
Company’s share of losses of company accounted for at equity, net			210
Loss on impairment of intangible asset			1,042
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883

	Year ended December 31, 2022
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,347	$1,347
Total	-	1,347	1,347

Segment loss	8,405	(118)	8,287
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)
Tax expense			14

Loss			2,592
	Year ended December 31, 2021
	Drug Development	Online Sales	Total
Revenues
External	$-	$-	$-
Total	-	-	-

Segment loss	5,768	-	5,768
Finance expense (income), net			21

Loss			5,789

	As of December 31, 2023
	Drug Development	Online Sales	Total

Segment Assets	$7,069	$4,113	$11,182
Segment Liabilities	$1,441	$154	$1,595

	As of December 31, 2022
	Drug Development	Online Sales	Total

Segment Assets	$9,664	$941	$10,605
Segment Liabilities	$4,021	$135	$4,156